VIE Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
VIE Arrangements
VIE Arrangements

29. VIE arrangements

As discussed in Note 10, the Company has determined it is the primary beneficiary of VIEs and as such, the Company has consolidated the financial position, results of operations and cash flows of these VIEs. All intercompany balances and transactions between the Company and these VIEs are eliminated in the interim condensed consolidated financial statements.

The aggregate carrying values of the VIEs’ assets and liabilities, after elimination of any intercompany transactions and balances, in the interim condensed consolidated balance sheets were as follows:

	September 30, 2022	December 31, 2021
Assets
Current assets
Cash	$3,851,443	$1,754,929
Restricted cash	996,452	6,443,076
Accounts receivable, net	149,245	91,004
Income tax receivable	-	162,073
Inventory	2,142,122	1,199,662
Prepaid expenses and other current assets	1,405,873	1,401,117
Total current assets	8,545,135	11,051,861

Property and equipment, net	5,874,961	5,110,894
Goodwill	-	36,253,294
Intangible assets	31,596,969	25,471,611
Right-of-use assets - operating	8,751,513	12,199,466
Total assets	$54,768,578	$90,087,126

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$5,177,495	$6,724,680
Consideration payable – current portion	1,649,783	1,331,724
Operating lease liability- current portion	545,028	935,346
Total current liabilities	7,372,306	8,991,750

Operating lease liabilities	11,399,056	11,681,587
Deferred tax liabilities	8,765,597	7,563,419
Consideration payable	520,681	1,827,515
Total liabilities	$28,057,640	$30,064,271

The assets and liabilities in the table above include the carrying value of the goodwill, intangible assets and fair value adjustments recognized as a result of the business combination. Included in restricted cash is $996,452 (December 31, 2021 - $6,443,076) that is only available to settle certain VIE obligations, and the creditors of $2,667,968 (December 31, 2021 - $7,953,367) of the liabilities have no recourse against the Company.

34. VIE arrangements

As discussed in Note 11, the Company has determined it is the primary beneficiary of VIEs and as such, the Company has consolidated the financial position, results of operations and cash flows of these VIEs. All intercompany balances and transactions between the Company and these VIEs are eliminated in the consolidated financial statements.

The aggregate carrying values of the VIEs’ assets and liabilities, after elimination of any intercompany transactions and balances, in the consolidated balance sheets were as follows:

December 31, 2021
Assets
Current assets
Cash	$1,754,929
Restricted cash	6,443,076
Accounts receivable, net	91,004
Income tax receivable	162,073
Inventory	1,199,662
Prepaid expenses	421,117
Indemnification asset	980,000
Total current assets	11,051,861
Property and equipment, net	5,110,894
Goodwill and intangible assets	61,724,905
Right-of-use assets - operating	12,199,466

Total assets	$90,087,126

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$6,724,680
Consideration payable – current portion	1,331,724
Operating lease liability – current portion	935,346

Total current liabilities	8,991,750
Operating lease liabilities	11,681,587
Deferred tax liabilities	7,563,419
Consideration payable	1,827,515

Total liabilities	$30,064,271

The assets and liabilities in the table above include the carrying value of the goodwill, intangible assets and fair value adjustments recognized as a result of the business combination (Note 11). Included in restricted cash is $6,443,076 that is only available to settle certain VIE obligations, and the creditors of $7,953,367 of the liabilities have no recourse against the Company.